Basis of preparation and accounting policies - Various accounting policies (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Critical accounting policies and estimates
Contract liabilities requiring classification		$ 397,600
Profit from continuing operations before tax attributable to shareholders		1,922	$ 3,450	$ 2,588
Profit from continuing operations before tax	[1]	2,287	3,557	2,909
Adjusted IFRS operating profit from continuing operations based on longer-term investment returns		5,310	4,409	4,378
Operating segments
Critical accounting policies and estimates
Profit from continuing operations before tax attributable to shareholders		3,468	4,506	3,596
Profit from continuing operations before tax		3,833	4,613	3,917
Adjusted IFRS operating profit from continuing operations based on longer-term investment returns		6,346	5,451	5,412
Operating segments after elimination of intra-group amounts, before unallocated
Critical accounting policies and estimates
Liabilities relating to insurance or investment contracts		402,119
Jackson (US insurance operations)
Critical accounting policies and estimates
Income statement investment return		(4,225)
Jackson (US insurance operations) | Operating segments after elimination of intra-group amounts, before unallocated
Critical accounting policies and estimates
Liabilities relating to insurance or investment contracts		$ 269,549	$ 236,380	$ 244,483

[1]	This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the IFRS profit before tax measure is not representative of pre-tax profit attributable to shareholders as it is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for tax borne by policyholders.